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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/12

Check here if Amendment [_]; Amendment Number: ________________________________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SCGF III Management, LLC
Address: 3000 Sand Hill Road
         Bldg 4, Suite 250
         Menlo Park, CA 94025

Form 13F File Number: 28-13639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Leone
Title:   Managing Member
Phone:   (650) 854-3927


Signature, Place, and Date of Signing:

/s/ Douglas Leone    Menlo Park, California    08/06/12

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $400,733
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           SCGF III MANAGEMENT, LLC
                          FORM 13F INFORMATION TABLE
                                   6/30/2012

COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------            -------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                                                                  VOTING AUTHORITY
                                               VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER      TITLE OF CLASS  CUSIP    (X $1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------      -------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALPHA AND OMEGA
 SEMICONDUCTOR         COMMON      G63319104   27,450   3,000,000 SH          SOLE              3,000,000
AMAZON.COM INC         COMMON      023135106   13,328      58,365 SH          SOLE                 58,365
GOOGLE INC.            CLASS A
                       COMMON      38259P508    4,170       7,188 SH          SOLE                  7,188
JIVE SOFTWARE INC.     COMMON      47760A108  355,785  16,950,233 SH          SOLE             16,950,233